Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	4.90%	5.30%
Income tax provision expense	25.90%	26.30%